Taxation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Ifrs Statements [LineItems]
Income tax expense	$ 3,879	$ 3,760	$ 1,127
Applicable tax rate used for reconciliation	12.50%